Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss Per Share
Schedule of basic and diluted loss per share

	For the Year Ended December 31,
	2022	2023	2024
Numerator (RMB in thousands):
Net loss	(1,578,403)	(839,528)	(168,967)
Net income attributable to noncontrolling interests	(2,754)	(4,113)	(2,835)
Net loss attributable to ordinary shareholders	(1,581,157)	(843,641)	(171,802)

Denominator:
Weighted average number of ordinary shares outstanding, basic	304,836,318	299,132,894	273,560,865
Weighted average number of ordinary shares outstanding, diluted	304,836,318	299,132,894	273,560,865
Net loss per share, basic (RMB)	(5.19)	(2.82)	(0.63)
Net loss per share, diluted (RMB)	(5.19)	(2.82)	(0.63)

Schedule of ordinary shares equivalents excluded from computation of dilutive net loss per share

	For the Year Ended December 31,
	2022	2023	2024
Share options and restricted shares	5,144,513	3,130,720	1,034,425